Income Taxes (Details 3) (USD $)	12 Months Ended		88 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Net (loss) income from operations before taxes	$ (4,418,459)	$ (4,050,962)	$ (26,774,936)
As calculated at the statutory rate	(726,946)	(695,458)	(5,655,232)
Permanent differences	85,661	104,762	795,369
Change in valuation reserves	641,285	590,696	4,892,536
Provision for income taxes	0	0	32,673
Switzerland [Member]
Net (loss) income from operations before taxes	(3,724,792)	(3,890,732)	(16,515,885)
As calculated at the statutory rate	(531,639)	(648,277)	(2,809,862)
Permanent differences	(668)	12,994	12,325
Change in valuation reserves	532,307	635,283	2,830,210
Provision for income taxes	0	0	32,673
Switzerland [Member] | Maximum [Member]
Statutory rate of tax	18.00%
Switzerland [Member] | Minimum [Member]
Statutory rate of tax	8.50%
South Africe [Member]
Statutory rate of tax	28.00%
Net (loss) income from operations before taxes	(678,233)	(237,447)	(9,302,119)
As calculated at the statutory rate	(189,905)	(66,485)	(2,604,593)
Permanent differences	86,329	91,768	783,044
Change in valuation reserves	103,576	(25,283)	1,821,549
Provision for income taxes	0	0	0
United States [Member]
Statutory rate of tax	35.00%
Net (loss) income from operations before taxes	(15,434)	0	(15,434)
As calculated at the statutory rate	(5,402)	0	(5,402)
Permanent differences	0	0	0
Change in valuation reserves	5,402	0	5,402
Provision for income taxes	0	0	0
Brazil [Member]
Statutory rate of tax	25.00%
Net (loss) income from operations before taxes	0	77,217	(941,498)
As calculated at the statutory rate	0	19,304	(235,375)
Permanent differences	0	0	0
Change in valuation reserves	0	(19,304)	235,375
Provision for income taxes	$ 0	$ 0	$ 0